Document and Entity Information	Sep. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-11535
Entity Registrant Name	Burlington Northern Santa Fe, LLC
Entity Central Index Key	0000934612
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1754839
Entity Address, Address Line One	2650 Lou Menk Drive
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76131
City Area Code	800
Local Phone Number	795-2673
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	NONE
Trading Symbol	bni
Security Exchange Name	NYSE